Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions Tables
Related Party Transactions

The interest on the related party notes was recorded as an increase to equity, since the interest amounts are not expected to be paid out, but are being contributed to the Company by primary shareholders.

Balance December 31, 2011	$560,472
Add: 2012 Accrual	30,000
Less: 2012 Payments	(18,600)

Balance December 31, 2012	$571,872
Add: 2013 Accrual	-
Less: 2013 Payments	(4,400)

Balance December 31, 2013	$567,472